FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /
                                                                   -


         Pre-Effective Amendment No.                              / /
                                     -------                       -
         Post-Effective Amendment No.   51                        /X/
                                      ------                       -


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / /
                                                                   -


         Amendment No.   52                                       /X/
                       ------                                      -


                        (Check appropriate box or boxes.)

          AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541
          -------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           431 North Pennsylvania Street, Indianapolis, Indiana 46204
           ----------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (317) 917-7000
                                                           --------------

                 Anthony J. Ghoston, AmeriPrime Advisors Trust,
               431 North Pennsylvania St., Indianapolis, IN 46204
 -------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                     Donald S. Mendelsohn, Thompson Hine LLP
                          312 Walnut Street, 14th floor
                             Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective:
/__/ immediately upon filing pursuant to paragraph (b)
/__/ on (date) pursuant to paragraph (b)
/__/ 60 days after filing pursuant to paragraph (a)(1)
/X / on April 1, 2005 pursuant to paragraph (a)(1)
/__/ 75 days after filing pursuant to paragraph (a)(2)
/__/ on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             BULL MOOSE GROWTH FUND




PROSPECTUS DATED APRIL 1, 2005


Investment objective: long term capital appreciation.


317 Madison Ave., Suite 1104
New York, New York 10017


(877) 322-0576















THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                                                               PAGE

RISK RETURN SUMMARY...............................................................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND........................................................................3

ADDITIONAL INFORMATION ABOUT THE FUND'S OBJECTIVE AND STRATEGIES..................................................3

HOW TO BUY SHARES.................................................................................................3

HOW TO REDEEM SHARES..............................................................................................5

DETERMINATION OF NET ASSET VALUE..................................................................................7

DIVIDENDS, DISTRIBUTIONS AND TAXES................................................................................7

MANAGEMENT OF THE FUND............................................................................................8

FINANCIAL HIGHLIGHTS..............................................................................................9

PRIVACY POLICY...................................................................................................10

FOR MORE INFORMATION.....................................................................................BACK COVER


RISK RETURN SUMMARY

INVESTMENT OBJECTIVE

The investment objective of the Bull Moose Growth Fund is long term capital appreciation.

PRINCIPAL STRATEGIES

The Fund invests primarily in common stock of U.S. companies of all capitalization ranges. The Fund's adviser studies "themes" underlying what it believes will represent fundamental long term changes in the U.S. equity markets. A theme can be political, economic, demographic, regulatory or industry specific. It is the identification of these themes that lies at the heart of the adviser's investment strategy.

After identifying a theme, the adviser searches for both value and growth companies that it believes will benefit from the anticipated fundamental change. The adviser believes it is essential to identify a catalyst that will either unlock the values in a value stock or trigger acceleration of growth in a growth stock. For example, a catalyst can be an important new product, an expanded distribution capability or a key acquisition.

For value stocks, the adviser focuses on the measure of value it believes is most suited to the company in question. Examples of such measures are low price to earnings ratios relative to historical norms, free cash flow relative to prevailing interest rates, and liquidation values. For growth stocks, the adviser focuses on companies it believes are likely to accelerate in earnings growth in the ensuing twelve months.

The adviser relies on its own financial analysis and sources of information. Its research analysts speak directly not only with company management, but with a company's customers and suppliers as well.

The Fund may sell a security 1) if the security reaches the adviser's valuation target, 2) if the adviser believes the company's fundamentals have changed, or
3) if the company is not performing as expected.

PRINCIPAL RISKS OF INVESTING IN THE FUND
O MANAGEMENT RISK. The adviser's strategy may fail to produce the intended results. Additionally, the Fund has a limited operating history and the Fund's adviser has limited experience managing the assets of a mutual fund. If the adviser incorrectly identifies a theme, or is incorrect about the effect of a theme on the U.S. equity market, the Fund may not perform well.
o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. If the prices of securities owned by the Fund fall, so will the value of the Fund.
o VOLATILITY RISK. Equity securities tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o STYLE RISK. The Fund invests in both "value stocks" and "growth stocks." With respect to value stocks, the market may not agree with the adviser's determination that a stock is undervalued, and the stock's price may not increase to what the adviser believes is its full value. It may even decrease in value. With respect to "growth stocks," the company's earnings growth rate may not meet the adviser's expectations, and the stock price may not increase as the adviser anticipates.
o SMALLER COMPANY RISK. To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:
     o The earnings and prospects of smaller companies are more volatile than larger companies.
     o Smaller companies may experience higher failure rates than do larger companies.
     o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

     o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o    The Fund may not be appropriate for use as a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

HOW THE FUND HAS PERFORMED

The bar chart and performance table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the fund. The Bar Chart shows changes in the Fund's returns. The performance table shows how the Fund's average annual total returns compare over time to a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. [TO BE UPDATED]

                        TOTAL RETURN AS OF DECEMBER 31ST

                                [GRAPHIC OMITTED]

                                  2002 -5.00%
                                  2003 41.27%

During the period shown, the highest return for a quarter was [___]% ([__] quarter, 200_); and the lowest return was [__]% ([__] quarter, 200_).



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/2003:


                                                              ONE YEAR      SINCE INCEPTION(1)
                                                              --------      ------------------
THE FUND
         Return Before Taxes                                    [___]%                  [___]%
         Return After Taxes on Distributions(2)                 [___]%                  [___]%
         Return After Taxes on Distributions and
             Sale of Fund Shares(2)                             [___]%                  [___]%
S&P 500 INDEX                                                   [___]%                  [___]%
(reflects no deductions for fees, expenses or taxes)


(1)December 21, 2001.
(2)After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                          FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases              NONE
Maximum Deferred Sales Charge (Load)                          NONE
Redemption Fee1                                               NONE


ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from Fund assets)
Management Fee2                                               1.00%
Distribution and/or Service (12b-1) Fees3                     0.00%
Other Expenses                                                0.07%
Total Annual Fund Operating Expenses                          1.07%


1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2 The adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of non-interested person trustees, extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940.

3 The Fund has adopted a 12b-1 Plan that permits the Fund to charge 12b-1 fees of up to 0.25% annually. The Fund's expenses will not be affected by the 12b-1 Plan because the Fund does not intend to activate the Plan.

Example:
-------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



              1 Year         3 Years             5 Year              10 Year
              ------         ---------           -----              -------
               $[---]        $[---]              $[---]              $[---]



        ADDITIONAL INFORMATION ABOUT THE FUND'S OBJECTIVE AND STRATEGIES

The investment objective of the Fund may be changed without shareholder approval.

From time to time, the Fund may take temporary defensive positions in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, including money market funds or repurchase agreements. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

                                HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

INITIAL PURCHASE

The minimum initial investment in the Fund is $1,000. The minimum subsequent investment in the Fund is $500. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor. Account minimums may be waived for clients of the Fund's adviser.

     BY MAIL - To be in proper form, your initial purchase request must include:
     o a completed and signed investment application form (which accompanies this Prospectus);
     o    a check made payable to the Fund;
     o    initial check must have the same address as the application.

                  Mail the application and check to:


U.S. MAIL:        Bull Moose Growth Fund                          OVERNIGHT:    Bull Moose Growth Fund
                  c/o Unified Fund Services, Inc.                               c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                                 431 North Pennsylvania Street
                  Indianapolis, Indiana 46206-6110                              Indianapolis, Indiana  46204

     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (877) 322-0576 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         U.S. Bank, N.A. ABA #0420-0001-3
         Attn: Bull Moose Growth Fund
         D.D.A.# 19945-7565
         Account Name _________________     (write in shareholder name)
         For the Account # ______________   (write in account number)

You must provide a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

You may purchase additional shares of the Fund by mail, wire, or automatic investment. Each additional mail purchase request must contain:
     o    your name
     o    the name of your account(s),
     o    your account number(s),
     o    the name of the Fund
     o    a check made payable to the Fund

Checks should be sent to the Bull Moose Growth Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this Prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this Prospectus.

DISTRIBUTION PLAN

The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and allows the Fund to pay for services provided to shareholders. Shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25%. The Fund has no current intention to activate the plan, but may do so in the future. If the plan is activated, these fees will over time, increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of the Fund's assets on an on-going basis.

TAX SHELTERED RETIREMENT PLANS

Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its servicing agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail: Bull Moose Growth Fund               OVERNIGHT: Bull Moose Growth Fund
           c/o Unified Fund Services, Inc.                 c/o Unified Fund Services,
           Inc. P.O. Box 6110                              431 North Pennsylvania Street Indianapolis,
           Indiana 46206-6110                              Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that the signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain one from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (877) 322-0576 if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

     BY TELEPHONE - You may redeem any part of your account in the Fund by calling the transfer agent at (877) 322-0576. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent anticipates difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


     MARKET TIMING - The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.


     ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the transfer agent at (877) 322-0576. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

                        DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.


The Fund's assets are generally valued at their market value. If market prices are not available or, in the adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.


Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of short-term and/or long-term capital gains.

TAXES

In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.


The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND


The Roosevelt Investment Group, 317 Madison Ave., Suite 1104, New York, New York 10017, serves as investment adviser to the Fund. Founded in 1990 by Arthur Sheer, the adviser's clients consist primarily of corporations, pension accounts, non-profits, endowments and high net worth individuals. [TO BE UPDATED]As of March 1, 2005, the adviser had approximately $[___] million under management. Arthur Sheer has been primarily responsible for the day- to- day management of the Fund since its inception.


Mr. Sheer has served as the adviser's chief executive officer since he founded the firm in 1990. He is also a portfolio manager responsible for equity and fixed income investments.


During the fiscal year ended November 30, 2004, the Fund paid the adviser a fee equal to 1.00% of its average daily net assets. The adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of non-interested person trustees, extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the adviser. The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

                              FINANCIAL HIGHLIGHTS


The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal year ended November 30, 2004 was audited by Cohen McCurdy Ltd., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for prior years was audited by another independent accounting firm.


                                                      YEAR ENDED                YEAR ENDED              PERIOD ENDED
                                                  NOVEMBER 30, 2004          NOVEMBER 30, 2003        NOVEMBER 30, 2002   (a)
                                                -----------------------   ------------------------ ------------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period
                                                $             12.89       $               9.84     $              10.00
                                                -----------------------   ------------------------ ------------------------
Income from investment operations
  Net investment gain (loss)                                  (0.01)                     (0.01)                   (0.04)
  Net realized and unrealized gain (loss)                      1.62                       3.06                    (0.12)
                                                -----------------------   ------------------------ ------------------------
Total from investment operations                               1.61                       3.05                    (0.16)
                                                -----------------------   ------------------------ ------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gain                                      (0.32)                         -                        -
                                                -----------------------   ------------------------ ------------------------
Total distributions                                           (0.32)                         -                        -
                                                -----------------------   ------------------------ ------------------------

Net asset value, end of period                  $             14.18       $             12.89      $               9.84
                                                =======================   ======================== ========================

TOTAL RETURN (b)                                              12.70%                    31.00%                    -1.60% (c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                 $             3,091       $             2,345      $                797
Ratio of expenses to average net assets                        1.07%                     1.15%                     1.43% (d)
Ratio of net investment income to
   average net assets                                        (0.08)%                   (0.06)%                    (0.38)%(d)
Portfolio turnover rate                                       82.28%                    54.18%                     52.75%

(a)  For the period  December  21, 2001  (Commencement  of  Operations)  through
     November 30, 2002.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)  For periods of less than a full year, total return is not annualized.
(d)  Annualized.

                                 PRIVACY POLICY
                                 --------------

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on the Fund's policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund's affiliates. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

Call the Fund at (877) 322-0576 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. As of the date of this prospectus, the Fund does not have an internet website.


You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.




Investment Company Act #811-09541

                             BULL MOOSE GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                  April 1, 2005




     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Bull Moose Growth Fund dated April 1, 2005. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended November 30, 2004 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling 1-877-322-0576.


TABLE OF CONTENTS                                                                                                 PAGE
-----------------------------------------------------------------------------------------------------------------------


DESCRIPTION OF THE TRUST AND THE FUND.................................................................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
         CONSIDERATIONS...............................................................................................2

INVESTMENT LIMITATIONS................................................................................................6

THE INVESTMENT ADVISER ...............................................................................................8

TRUSTEES AND OFFICERS.................................................................................................9

PORTFOLIO TRANSACTIONS AND BROKERAGE.................................................................................12

DISCLOSURE OF PORTFOLIO HOLDINGS.....................................................................................13

DISTRIBUTION PLAN ...................................................................................................13

DETERMINATION OF SHARE PRICE.........................................................................................14

ADDITIONAL TAX INFORMATION...........................................................................................15

CUSTODIAN............................................................................................................15

FUND SERVICES........................................................................................................15

ACCOUNTANTS..........................................................................................................16

DISTRIBUTOR..........................................................................................................16

PROXY VOTING POLICIES................................................................................................16

FINANCIAL STATEMENTS.................................................................................................17


DESCRIPTION OF THE TRUST AND THE FUND


     The Bull Moose Growth Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on June 28, 2001. The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Fund is The Roosevelt Investment Group (the "Adviser").


     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected.

     [TO BE UPDATED] [As of March 2, 2004, the following persons may be deemed to beneficially own five percent (5%) or more of the Bull Moose Growth Fund:
Barry Wind, 4 Wendy Court, Edison, NJ 08220 - 6.07%; Victoria Zubkina, 440 East 56th Street, Apt 4F, New York, NY 10022 - 10.69%; Derek Miller, 8644 Vintage Club Drive, Wilmington, NC 28411 - 5.85%.

     As of March 2, 2004, the officers and trustees as a group owned less than one percent (1%) of the Fund.]

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use.

A. EQUITY SECURITIES - The Fund may invest in equity securities, which include common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and convertible securities consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

     ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate. See "Risks of Investing in Foreign Securities" herein.

     Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Services, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Adviser expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Adviser. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

     In addition to investing directly in common stocks, the Fund may invest in S&P Depositary Receipts ("SPDRs") and similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the applicable S&P Index such as the S&P 500 Index or the S&P Mid Cap 400 Index. Changes in the price of SPDRs track the movement of the associated Index relatively closely.

B. CONVERTIBLE SECURITIES - A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (c) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

C. CORPORATE DEBT SECURITIES - Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

     Lower quality corporate debt securities are those rated BBB or lower by Standard & Poor's Corporation ("S&P"), Baa or lower by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Adviser to be of comparable quality (commonly called "junk bonds"). These securities are not considered to be investment grade and often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at favorable prices to meet redemption requests or to respond to changes in the market. The Fund will not invest more than 10% of the value of its net assets in junk bonds. If, as a result of a downgrade, the Fund holds more than 10% of the value of its assets in junk bonds, the Fund will take action to reduce the value of such securities below 10%.

D. ZERO COUPON BONDS - The Fund may invest in zero coupon bonds issued by corporations as well as government agencies and instrumentalities. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value and redeemed at face value. The issuer of the bond avoids the need to generate cash to meet current interest payments and, accordingly, may involve greater risk than debt securities that make regular interest payments. The Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency, or by a corporation.

E. FOREIGN SECURITIES - The Fund may invest in foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

     Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

     Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     The world's industrialized markets generally include but are not limited to the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The world's emerging markets generally include but are not limited to the following: Argentina, Bolivia, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, the Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, the Ivory Coast, Jordan, Malaysia, Mexico, Morocco, Nicaragua, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe.

     Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include:
(i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events. So long as the Communist Party continues to exercise a significant or, in some countries, dominant role in Eastern European countries or in China and other Asian countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation. There may be no assurance that such expropriation will not occur in the future in either the Eastern European countries or other countries. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

     In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

F. BRADY BONDS - The Fund may invest in "Brady bonds," which have been issued by the governments of Argentina, Brazil, Costa Rica, Mexico, Nigeria, Philippines, Uruguay and Venezuela. Most Brady bonds are currently rated below BBB by S&P or Baa by Moody's.

     The Brady Plan was conceived by the U.S. Treasury in the 1980's in an attempt to produce a debt restructuring program which would enable a debtor country to (i) reduce the absolute level of debt of its creditor banks, and (ii) reschedule its external debt repayments, based upon its ability to service such debts by persuading its creditor banks to accept a debt write-off by offering them a selection of options, each of which represented an attractive substitute for the nonperforming debt. Although it was envisaged that each debtor country would agree to a unique package of options with its creditor banks, the plan was that these options would be based upon the following: (i) a discount bond carrying a market rate of interest (whether fixed or floating), with principal collateralized by the debtor country with cash or securities in an amount equal to at least one year of rolling interest; (ii) a par bond carrying a low rate of interest (whether fixed or floating), collateralized in the same way as in (i) above; and (iii) retention of existing debt (thereby avoiding a debt write-off) coupled with an advance of new money or subscription of new bonds.

     The Fund may invest in either collateralized or uncollateralized Brady bonds. U.S. dollar-denominated, collateralized Brady bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.


G. U.S. GOVERNMENT SECURITIES - The Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. It is possible that the U.S. government would not provide financial support to its agencies if not required to do so by law. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. If a U.S. government agency in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price could fall.

     The Fund may invest in Treasury Inflation-Protected Securities, often called TIPS, which are government issued securities whose value is linked to the inflation rate. Like Treasury bills, bonds and notes, TIPS are backed by the full faith and credit of the United States government. TIPS are liquid securities that can be bought and then resold at any time on the open market or directly to the Treasury Department. TIPS pay a fixed interest rate; however, the principal is adjusted every six months based on the changes in the Consumer Price Index (CPI). If inflation rises, the principal of the bond increases; if deflation occurs, the principal decreases. The Fund can never receive less than the original principal if it holds the TIPS to maturity. The Fund will receive the inflation adjusted principal or the original principal, whichever is greater, when the bonds mature.


INVESTMENT LIMITATIONS

     FUNDAMENTAL. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank,
        ---------------
provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.  Senior  Securities.  The Fund will not issue  senior  securities.  This
         ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting.  The Fund will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real  Estate.  The Fund will not  purchase  or sell  real  estate.  This
        ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  Commodities.  The Fund will not  purchase  or sell  commodities  unless
         -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.  Loans.  The Fund will not make  loans to other  persons,  except (a) by
         -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration.  The Fund will not invest 25% or more of its total assets
        -------------
in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8.  Diversification.  The Fund  will not  invest in the  securities  of any
         ---------------
issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its Fundamental investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental.  The following  limitations have been adopted by the Trust
     ---------------
with   respect   to  the  Fund   and  are   Non-Fundamental   (see   "Investment
Limitations-Fundamental" above).

     1.  Pledging.  The Fund will not mortgage,  pledge,  hypothecate  or in any
         --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.  The Fund will not purchase any  security  while  borrowings
         ---------
(including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

     3. Margin Purchases.  The Fund will not purchase securities or evidences of
        ----------------
interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4.  Options.  The Fund will not  purchase or sell puts,  calls,  options or
         -------
straddles, except as described in the Fund's Prospectus or in this Statement of Additional Information.

     5. Illiquid Investments.  The Fund will not invest more than 15% of its net
        --------------------
assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6. Short Sales.  The Fund will not effect short sales of securities  except
        -----------
as described in the Fund's Prospectus or in this Statement of Additional Information.

THE INVESTMENT ADVISER


     The Fund's investment adviser is The Roosevelt Investment Group, 317 Madison Ave., Suite 1104 New York, New York 10017. [TO BE UPDATED] [As the sole shareholder, Arthur Sheer may be deemed to be a controlling person of the Adviser.]

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses and 12b-1 expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the fiscal years ended November 30, 2003 and 2004, the Fund paid advisory fees of $13,390 and $[____], respectively. For the fiscal period from December 21, 2001 (commencement of operations) through November 30, 2002, the Fund paid advisory fees of $5,969 to the Adviser.

     The Board of Trustees considered and renewed the Agreement at a meeting held on September 12, 2004. The Trustees reviewed the Agreement and a memorandum prepared by fund counsel outlining the factors that they should consider during their evaluation, and considered materials that had been provided to the Board in advance of the meeting. Those materials included a performance and expense analysis that compared the performance, investment advisory fee and total expenses of the Fund to those of other mutual funds with similar investment objectives, management styles and assets under management; a description of the Adviser's business and any personnel changes; a review of the compensation received by the Adviser from the Fund; the Adviser's most recent financial statements and Form ADV Part II, which discusses the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading; and a representation from the Adviser that it is not involved in any material legal proceedings or securities enforcement proceedings. The Trustees noted that the Fund's expense ratio is lower than its peer group, and that while the Fund's management fee is slightly higher than its peer group, the expense ratio was the appropriate comparison because the Adviser pays substantially all of the Fund's expenses. The Trustees noted that the Fund was performing well, and that as of June 30, 2004 the Fund had outperformed its benchmark over the last twelve months. The Trustees observed that the Fund has an outstanding 3-year performance number. The Board then contacted a representative of the Adviser to discuss the Fund's performance, review the Adviser's balance sheet and income statement, and to discuss the Adviser's compliance program.

     Based on a discussion with the Adviser representative, the Board determined that the Adviser had adequate resources to provide high quality management services to the Fund. The Board also noted that there were no proposed changes to the Agreement. As a result of their considerations, the Board of Trustees determined that the Agreement was a reasonable business arrangement and that renewal of the Agreement was in the best interests of the Fund and its shareholders.

     The Adviser retains the right to use the name "Bull Moose" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Bull Moose" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

     The Trust, the Adviser and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

TRUSTEES AND OFFICERS


     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. As of January 1, 2005, each Trustee oversees 26 portfolios in the fund complex, which consists of AmeriPrime Advisors Trust, AmeriPrime Funds, and Unified Series Trust.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


---------------------------------------------------- -----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
FUND COMPLEX,** TERM OF POSITION WITH TRUST          AND OTHER DIRECTORSHIPS
---------------------------------------------------- -----------------------------------------------------------------
Ronald C. Tritschler (1952)***                       Chief Executive Officer,  Director and Legal Counsel of The Webb
                                                     Companies,   a  national  real  estate   company,   since  2001,
Trustee, November 2002 to present                    Executive  Vice  President  and  Director  from  1990  to  2000;
                                                     Director of First State  Financial  since 1998;  Director,  Vice
                                                     President  and Legal  Counsel of The Traxx  Companies,  an owner and  operator of  convenience  stores,  since  1989;  Trustee of
                                                     AmeriPrime  Funds and Unified  Series Trust since December 2002;
                                                     Trustee of CCMI Funds since June 2003.
---------------------------------------------------- -----------------------------------------------------------------
Anthony J. Ghoston (1959)                            Executive  Vice  President of Unified Fund  Services,  Inc., the
                                                     Trust's  administrator,  since June 2004,  Senior Vice President
President, July 2004 to present                      from April 2003 to June 2004;  Senior Vice  President  and Chief
                                                     Information  Officer of Unified  Financial  Services,  Inc., the
                                                     parent  company of the Trust's  administrator  and  distributor, from 1997 to November 2004;  President of AmeriPrime Funds, CCMI
                                                     Funds, and Unified Series Trust since July 2004.
---------------------------------------------------- -----------------------------------------------------------------
Thomas G. Napurano (1941)                            Chief Financial  Officer and Executive Vice President of Unified
                                                     Financial  Services,  Inc.,  the parent  company of the  Trust's
Chief Financial Officer and Treasurer, October       administrator  and distributor,  since 1989, Director from 1989
2002 to present                                      to March 2002; Director of  Unified  Financial Securities, Inc.,
                                                     the Trust's distributor, since  December 2004,  Chief Financial
                                                     Officer and Executive Vice President  since June 1990; Executive
                                                     Vice  President,  Treasurer,  and  Chief  Financial  Officer of
                                                     Unified Fund Services, Inc.,  the Trust's  administrator, since
                                                     1990, Director since 2004; Treasurer and Chief Financial Officer of AmeriPrime Funds since October 2002 and Unified Series Trust since December 2002; Treasurer  and Chief  Financial Officer of
                                                     CCMI Funds since June 2003; Treasurer of The Unified Funds from
                                                     1994 to 2002 and Firstar Select Funds from 1997 to 2000.
---------------------------------------------------- -----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                      Vice  President  of Unified  Fund  Services,  Inc.,  the Trust's
                                                     administrator,  since December 2003; Assistant Vice President of
Secretary, September 2004 to present                 U.S.  Bancorp  Fund  Services  LLC from 2000 to  December  2003,
                                                     Trust Officer from 1998 to 2000;  Secretary of AmeriPrime Funds,
                                                     CCMI  Funds and  Unified  Series  Trust  since  September  2004;
                                                     Principal  Accounting  Officer of Lindbergh Funds since February
                                                     2004.
---------------------------------------------------- -----------------------------------------------------------------
Lynn E. Wood (1946)                                  Chief  Compliance  Officer of AmeriPrime  Funds,  Unified Series
                                                     Trust,  and CCMI Funds  since  October  2004;  Chief  Compliance
Chief Compliance Officer, October 2004 to present    Officer of  Unified  Financial  Securities,  Inc.,  the  Trust's
                                                     distributor,   since  December  2004  and  from  1997  to  2000,
                                                     Chairman  from 1997 to  December  2004,  President  from 1997 to
                                                     2000;  Director of  Compliance of Unified Fund  Services,  Inc.,
                                                     the Trust's administrator,  from October 2003 to September 2004;
                                                     Chief Compliance  Officer of Unified Financial  Services,  Inc.,
                                                     the   parent   company   of  the   Trust's   administrator   and
                                                     distributor, from 2000 to 2004.
---------------------------------------------------- -----------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.
** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. As of January 1, 2005, the Fund Complex consists of 26 series.
*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.



----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND OTHER
COMPLEX,** TERM OF POSITION WITH TRUST                DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director,  Vice  President  and  Chief  Investment  Officer  of
                                                      Legacy Trust Company,  N.A.  since 1992;  Trustee of AmeriPrime
Trustee, July 2002 to present                         Funds since 1995 and Unified  Series Trust since December 2002;
                                                      Trustee  of CCMI  Funds  since  June  2003;  Trustee  of Access
                                                      Variable Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President   and  founder  of  The  Rose,   Inc.,  a  registered
                                                      investment  advisor,  since April 1993;  Trustee of  AmeriPrime
Chairman, December 2004 to present                    Funds and Unified Series Trust since December 2002; Trustee of
Trustee, November 2002 to present                     CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President  of  International  Crankshaft  Inc.,  an  automotive equipment  manufacturing  company,  since 2004,  Vice President
Trustee, November 2002 to present                     and General  Manager from 1990 to 2003;  Trustee of The Unified
                                                      Funds from 1994 to 2002;  Trustee of Firstar  Select  Funds,  a
                                                      REIT  mutual  fund,  from 1997 to 2000;  Trustee of  AmeriPrime
                                                      Funds and Unified Series Trust since December 2002;  Trustee of
                                                      CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------

     The Trust's audit committee consists of Gary Hippenstiel, Stephen Little, and Daniel Condon. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee held [____] meetings during the fiscal year ended November 30, 2004.

     The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.



       =============================== ================================ =============================================
                                                                          AGGREGATE DOLLAR RANGE OF SHARES OF ALL
                  TRUSTEE                DOLLAR RANGE OF FUND SHARES      FUNDS OVERSEEN BY THE TRUSTEE WITHIN THE
                                                                                       FUND COMPLEX1
       ------------------------------- -------------------------------- ---------------------------------------------
       Daniel Condon                                None                                    None
       ------------------------------- -------------------------------- ---------------------------------------------
       Gary E. Hippenstiel                          None                                    None
       ------------------------------- -------------------------------- ---------------------------------------------
       Stephen Little                               None                                    None
       ------------------------------- -------------------------------- ---------------------------------------------
       Ronald Tritschler                            None                                    None
       =============================== ================================ =============================================
       1  The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

     [TO BE UPDATED] The compensation paid to the Trustees of the Trust for the fiscal year ended November 30, 2004 is set forth in the following table.


================================== =================================== ==========================================

              NAME                 AGGREGATE COMPENSATION FROM TRUST     TOTAL COMPENSATION FROM FUND COMPLEX1
---------------------------------- ----------------------------------- ------------------------------------------

---------------------------------- ----------------------------------- ------------------------------------------
Gary E. Hippenstiel                              $[___]                                 $[___]
---------------------------------- ----------------------------------- ------------------------------------------
Timothy Ashburn                                  $[___]                                 $[___]
---------------------------------- ----------------------------------- ------------------------------------------
Daniel Condon                                    $[___]                                 $[___]
---------------------------------- ----------------------------------- ------------------------------------------
Stephen Little                                   $[___]                                 $[___]
---------------------------------- ----------------------------------- ------------------------------------------
Ronald Tritschler                                $[___]                                 $[___]
---------------------------------- ----------------------------------- ------------------------------------------

1The term "Fund Complex" refers to AmeriPrime Advisors Trust, AmeriPrime Funds, and Unified Series Trust. As of January 1, 2005, the Fund Complex consists of 26 series.

     Effective June 30, 2004, it is estimated that Gary Hippenstiel, Stephen Little, Daniel Condon and Ronald C. Tritschler will be paid annual compensation of $1,241, $1,241, $828 and $828, respectively, by each series of the Fund Complex on an individual basis, and $36,000, $36,000, $24,000 and $24,000 respectively, by the Fund Complex on an aggregate basis, assuming that there are 26 series in the Fund Complex.1 Trustees' fees and expenses are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added to or removed from the Fund Complex.

     Effective October [___], 2004, it is estimated that Lynn Wood will be paid annual compensation of $125,000 from the Fund Complex and the three series in the CCMI Funds. Assuming that there are 26 series in the Fund Complex and that the CCMI Funds continue in existence, each series of the Fund Complex will pay $4,310 of Mr. Wood's annual compensation.

--------
1 For the period June 30, 2004 to November 30, 2004, Mr. Little's annual compensation was set at $[___]. Upon his assumption of the role of Lead Independent Trustee effective as of October 1, 2004, Mr. Little's annual compensation was increased to $36,000.

PORTFOLIO TRANSACTIONS AND BROKERAGE


     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund's shares so long as such placements are made pursuant to policies approved by the Fund's Board of Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.


     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund directed to brokers $[____] of brokerage transactions (on which commissions were $[_____] for the fiscal year ended November 30, 2004.


     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Blocked transactions may also occur between the Fund and employees of the

Adviser; however in the event that the entire blocked order is not filled, the purchase or sale of the Fund will have priority over the purchase or sale of employees of the Adviser.


     For the period December 21, 2001 (commencement of operations) through November 30, 2002, and for the fiscal years ended November 30, 2003 and November 30, 2004, the Fund paid brokerage commissions of $2,111, $5,896, and $[___], respectively.


DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. This information is disclosed to third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. [Additionally, the Fund may release portfolio holdings to third party rating agencies and data reporting platforms on a periodic basis, but only after the information is publicly available.]

     Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings.

DISTRIBUTION PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan permits the Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Fund is 0.25% of its average daily net assets.

     Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this
Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan. The Fund does not participate in any joint distribution activities with other mutual funds.

     The Trustees expect that the Plan could significantly enhance the Fund's ability to expand distribution of shares of the Fund. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

     The Plan has been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees. The Fund did not pay any amount under the Plan in the last fiscal year.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

ADDITIONAL TAX INFORMATION

     The Fund has qualified and intends to continue to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.


     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. [TO BE UPDATED] [As of November 30, 2004, the Fund had no unused capital loss carryforward]


CUSTODIAN

     U.S. Bank, N.A., 425 Walnut Street M.L 6118, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES


     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.50 per shareholder (subject to a monthly minimum fee of $4,000). For the period from December 21, 2001 (commencement of operations) through November 30, 2002, and for the fiscal years ended November 30, 2003 and 2004, Unified received $10,388, $11,272, and $[___], respectively, from the Adviser (not the Fund) for these transfer agent services.

     In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, and 0.03% of the Fund's assets over $100 million (subject to various monthly minimum fees, the maximum being $1,667 per month for Domestic Funds with assets of $10 million or more). For the period from December 21, 2001 (commencement of operations) through November 30, 2002, and the fiscal years ended November 30, 2003 and 2004, Unified received $15,778, $15,000, and $[___], respectively, from the Adviser (not the Fund) for these fund accounting services.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.07% of the Fund's assets from $50 million to $100 million, and 0.05% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period from December 21, 2001 (commencement of operations) through November 30, 2002, and the fiscal years ended November 30, 2003 and 2004, Unified received $28,142, $29,583 and $[___] from the Adviser (not the Fund) for these fund administrative services.


ACCOUNTANTS


     The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending November 30, 2005. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR


     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of UFS, the parent company of the Distributor, and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by UFS.


PROXY VOTING POLICIES


     The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund's Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund's shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the applicable Fund's vote will be cast.


     The Adviser's policies and procedures state that the Adviser generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the Adviser's policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company's shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company's operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the Adviser has adopted guidelines describing the Adviser's general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

o electing a board of directors - a board should be composed primarily of independent directors, and key board committees should be entirely independent. The Adviser generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

o approving independent auditors - the relationship between a company and its auditors should be limited primarily to the audit engagement;

o providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, the Adviser is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

o corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote. The Adviser opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

o shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Adviser generally considers to have a negative impact on shareholder value.


More information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ended June 30, 2004) are available without charge, upon request by calling toll-free, 1-877-322-0575 or by accessing the SEC's website at www.sec.gov . In addition, a copy of the Funds' proxy voting policies and procedures are also available by calling 1-877-322-0576 and will be sent within three business days of receipt of a request.


FINANCIAL STATEMENTS


     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Fund's Annual Report to the shareholders for the fiscal year ended November 30, 2004. You can obtain the Annual Report without charge by calling the Fund at 1-877-322-0576.

PART C:  OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Articles of Incorporation. Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement on August 12, 1999, is hereby incorporated by reference.

     (i) Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on December 29, 1999, is hereby incorporated by reference.

     (ii) Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22 on July 17, 2001, is hereby incorporated by reference.

     (iii) Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22 on July 17, 2001, is hereby incorporated by reference.

     (iv) Amendment No. 15 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25 on September 26, 2001, is hereby incorporated by reference.

(b)  By-laws.   Registrant's  By-Laws,   which  were  filed  as  an  Exhibit  to
Registrant's Post-Effective Amendment No. 48 on November 24, 2004, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d) Investment Advisory Contracts.

     (i) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 2, 1999, is hereby incorporated by reference.

     (ii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 on November 26, 2003, is hereby incorporated by reference.

     (iii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 2, 1999, is hereby incorporated by reference.

     (iv) Advisory Agreement for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 2, 1999, is hereby incorporated by reference.


     (v) Advisory Agreement for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35 on September 18, 2002, is hereby incorporated by reference.

     (vi) Advisory Agreement for the Monteagle Large Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 November 26, 2003, is hereby incorporated by reference.

     (vii) Registrant's Management Agreement with Polynous Capital Management, Inc. for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22 on July 17, 2001, is hereby incorporated by reference.

     (viii) Registrant's Management Agreement with Iron Financial Management, Inc. for the Iron Market Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 on July 26, 2001, is hereby incorporated by reference.

     (ix) Registrant's Management Agreement with the Roosevelt Investment Group (formerly Sheer Asset Management, Inc.) for the Bull Moose Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38 on January 31, 2003, is hereby incorporated by reference.

     (x) Registrant's Management Agreement with Wertz York Capital Management Group, LLC for the Institutional Short-Term Government Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 32 on January 30, 2002, is hereby incorporated by reference.


(e) Underwriting Contracts.

     (i) Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19 on February 9, 2001, is hereby incorporated by reference. Addendum No. 1 to the Underwriting Agreement and Addendum No. 2 to the Underwriting Agreement, which were filed as an Exhibit to Registrant's Post-Effective Amendment No.44 on January 28, 2004, are filed hereby incorporated by reference.

     (ii) Registrant's Underwriting Agreement with Polynous Securities, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22 on July 17, 2001, is hereby incorporated by reference.

     (iii) Registrant's form of Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19 on February 9, 2001, is hereby incorporated by reference.

     (iv) Registrant's Exhibit A to Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 on July 26, 2001, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodian Agreements.

     (i) Registrant's Custodian Agreement with U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on October 8, 1999, is hereby incorporated by reference.

     (ii) Registrant's Appendix B to Custodian Agreement with U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 on July 26, 2001, is hereby incorporated by reference.

     (iii) Registrant's Custodian Agreement with The Huntington National Bank, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27 on October 25, 2001, is hereby incorporated by reference.

(h) Other Material Contracts. Registrant's Mutual Fund Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 48 on November 24, 2004, is hereby incorporated by reference.

(i) Legal Opinion.

     (i) Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38 on January 31, 2003, is hereby incorporated by reference.

     (ii) Consent of Thompson Hine LLP is filed herewith.

(j) Other Opinions. Consent of Cohen McCurdy, Ltd. is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on October 8, 1999, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

     (i) Registrant's Rule 12b-1 Distribution Plan for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22 on July 17, 2001, is hereby incorporated by reference.

     (ii) Registrant's Rule 12b-1 Distribution Plan for the Iron Market Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on June 22, 2001, is hereby incorporated by reference.

     (iii) Registrant's Rule 12b-1 Distribution Plan for the Bull Moose Growth Fund (formerly the Thematic Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on June 22, 2001, is hereby incorporated by reference.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Codes of Ethics. Code of Ethics of Registrant, its advisers and Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39 on March 28, 2003, is hereby incorporated by reference.

(q) Powers of Attorney.

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 35 on September 18, 2002, are hereby incorporated by reference.

     (ii) Power of Attorney for Gary Hippenstiel, a Trustee of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35 September 18, 2002, is hereby incorporated by reference.

     (iii) Powers of Attorney for Stephen Little, Trustee of the Trust, and Thomas Napurano, Treasurer of the Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 36 on November 29, 2002, are hereby incorporated by reference.

     (iv) Powers of Attorneys for Daniel Condon and Ronald C. Tritschler, Trustees of the Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 38 on January 31, 2003, are hereby incorporated by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS

     As of November 1, 2004, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Growth Fund, the Monteagle Value Fund, the Monteagle Fixed Income Fund and the Monteagle Opportunity Growth Fund. As a result, the Monteagle Funds may be deemed to be under common control.

ITEM 25.  INDEMNIFICATION

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as
----------- ------------------------------------------
otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses.  The Trust shall  advance  attorneys'  fees or
----------- --------------------
other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6  Indemnification  Not Exclusive,  etc. The right of  indemnification
-----------  ------------------------------------
provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement with Unified Financial Securities, Inc., the Trust shall indemnify Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Pursuant to the Underwriting Agreement with Polynous Securities, LLC ("Polynous Securities"), the Trust has agreed to indemnify and hold harmless
Polynous Securities against any and all liability, loss, damages, costs or expenses (including reasonable counsel fees) which Polynous Securities may incur or be required to pay, in connection with any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Polynous Securities may be involved as a party or otherwise or with which Polynous Securities may be threatened, by reason of the offer or sale of the shares of the Polynous Fund by persons other than Polynous Securities or its representatives, prior to the execution of the Agreement. If a claim is made against Polynous Securities as to which Polynous Securities may seek indemnity, Polynous Securities must notify the Trust promptly of any written assertion of such claim threatening to institute an action or proceeding with respect thereto and must notify the Trust promptly of any action commenced against Polynous Securities within 10 days time after Polynous Securities has been served with a summons or other legal process, giving information as to the nature and basis of the claim. Failure so to notify the Trust does not, however, relieve the Trust from any liability which it may have on account of the indemnity under the Agreement if the Trust has not been prejudiced in any material respect by such failure. The Trust has the sole right to control the settlement of any such action, suit or proceeding subject to Polynous Securities' approval, which shall not be unreasonably withheld. Polynous Securities has the right to participate in the defense of any action or proceeding and to retain its own counsel, and the reasonable fees and expenses of such counsel will be borne by the Trust (which shall pay such fees, costs and expenses at least quarterly) if: (i) Polynous Securities has received a written opinion of counsel, on which the Trust is expressly permitted to rely, stating that the use of counsel chosen by the Trust to represent Polynous Securities would present such counsel with a conflict of interest; (ii) the defendants in, or targets of, any such action or proceeding include both Polynous Securities and the Trust, and legal counsel to Polynous Securities must reasonably conclude in a written legal opinion, on which the Trust is expressly permitted to rely, that there are legal defenses available to it which are different from or additional to those available to the Trust or which may be adverse to or inconsistent with defenses available to the Trust (in which case the Trust shall not have the right to direct the defense of such action on behalf of Polynous Securities); or (iii) the Trust shall authorize Polynous Securities to employ separate counsel at the expense of the Trust. Notwithstanding anything to the contrary, it is understood that the Trust shall not, in connection with any action, suit or proceeding, be liable under the Agreement for the fees and expenses of more than one legal counsel.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and

Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Value Fund, Monteagle Large Cap Growth Fund and Monteagle Fixed Income Fund, is a registered investment adviser.

     (i) NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.

     (ii) See table below.


---------------------------------------- -------------------------------------- -------------------------------------
Name                                     Position with Advisor                  Other Business
---------------------------------------- -------------------------------------- -------------------------------------
Larry C. Catlett                         President                              None
---------------------------------------- -------------------------------------- -------------------------------------
Alec Dryden                              Chief Operating Officer                None
---------------------------------------- -------------------------------------- -------------------------------------

(b) Robinson Investment Group, Inc. ("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

     (i) Robinson has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Robinson is set forth in table below.

---------------------------------------- -------------------------------------- -------------------------------------
Name                                     Position with Advisor                  Other Business
---------------------------------------- -------------------------------------- -------------------------------------
Rusty Robinson                           President and Director                 None
---------------------------------------- -------------------------------------- -------------------------------------
Amy Wells Campbell                       Secretary                              None
---------------------------------------- -------------------------------------- -------------------------------------

(c) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to the Monteagle Fixed Income Fund, is a registered investment adviser.

     (i) Howe and Rusling has engaged in no other business during the past two fiscal years.

     (ii) See table below. Third Security, LLC is located at 1881 Grove Avenue, Radford, VA 24141.


---------------------------------------- -------------------------------------- --------------------------------------
Name                                     Position with Adviser                  Other Business
---------------------------------------- -------------------------------------- --------------------------------------
Thomas G. Rusling                        Director, Co-Chairman of the Board     None
---------------------------------------- -------------------------------------- --------------------------------------
Craig D. Cairns                          President                              None
---------------------------------------- -------------------------------------- --------------------------------------
Randal J. Kirk                           Director                               Managing  Director of Third  Security
                                                                                , LLC
---------------------------------------- -------------------------------------- --------------------------------------
Larry D. Horner                          Director, Co-Chairman of the Board     Senior Adviser of Third Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------
Marcus E. Smith                          Director                               Managing    Director    and   General
                                                                                Counsel for Third Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------
Dixon D. Low                             Director                               Managing     Director    for    Third
                                                                                Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------
Doit L. Koppler, II                      Treasurer                              Managing     Director    for    Third
                                                                                Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------

(d) Northstar Capital Management Inc. ("Northstar"), 4400 PGA Boulevard, Suite 600, Palm Beach Gardens, FL 33410, adviser for the Monteagle Large Cap Growth Fund, is a registered investment adviser.

     (i) Northstar has engaged in no other business during the past two fiscal years.

     (ii) See table below.

---------------------------------------- -------------------------------------- --------------------------------------
Name                                     Position with Adviser                  Other Business
---------------------------------------- -------------------------------------- --------------------------------------
H. Kent Mergler, CFA, CIC                Director, President                    None
---------------------------------------- -------------------------------------- --------------------------------------
Stephen K. Mergler, JD                   Director and Vice President            None
---------------------------------------- -------------------------------------- --------------------------------------
Robert G. Jacobsen                       Director,  Treasurer  and Senior Vice  None
                                         President
---------------------------------------- -------------------------------------- --------------------------------------
Margaret R. Rogers                       Director, Vice President               None
---------------------------------------- -------------------------------------- --------------------------------------
Peter V. Van Beuren                      Director and Senior Vice President     None
---------------------------------------- -------------------------------------- --------------------------------------

(e) Polynous Capital Management, Inc. ("Polynous"), One Pine Street, Suite 2208, San Francisco, CA 94111, adviser to the Polynous Growth Fund, is a registered investment adviser.

     (i) Polynous has engaged in no other business during the past two fiscal years.

     (ii) Kevin L. Wenck is the sole officer and director of Polynous.

(f) Iron Financial Management, Inc. ("Iron"), Two Northfield Plaza, Suite 250, Northfield, Illinois 60093, adviser to the Iron Market Opportunity Fund, is a registered investment adviser.

     (i) Iron has engaged in no other business during the past two fiscal years.

     (ii) See table below.


--------------------------------------- ---------------------------------------- -------------------------------------
Name                                    Position with Advisor                    Other Business
--------------------------------------- ---------------------------------------- -------------------------------------
Aaron B. Izenstark                      Director, President                      None
--------------------------------------- ---------------------------------------- -------------------------------------
Richard Lakin                           Director, Compliance Officer             None
--------------------------------------- ---------------------------------------- -------------------------------------
Howard L. Nixon                         Director, Treasurer                      None
--------------------------------------- ---------------------------------------- -------------------------------------


(g) The Roosevelt Investment Group ("Roosevelt"), 317 Madison Avenue, Suite 1004, New York, New York 10017, adviser to the Bull Moose Growth Fund, is a registered investment adviser.


     (i) Roosevelt has engaged in no other business during the past two years.

     (ii) See table below.


----------------------------------------- ---------------------------------------------- -----------------------------
Name                                      Position with Advisor                          Other Business
----------------------------------------- ---------------------------------------------- -----------------------------
Arthur Howard Sheer                       CEO, Co-Chief Investment Officer               None
----------------------------------------- ---------------------------------------------- -----------------------------
David Sheer                               Director                                       None
----------------------------------------- ---------------------------------------------- -----------------------------
Adam Sheer                                President                                      None
----------------------------------------- ---------------------------------------------- -----------------------------
Sven Erik Hsia                            Chief Compliance Officer,                      None
----------------------------------------- ---------------------------------------------- -----------------------------
                                          Managing Director, Co-Chief Investment         None
                                          Officer
----------------------------------------- ---------------------------------------------- -----------------------------
Donald John Guarino                       Managing Director, COO                         None
----------------------------------------- ---------------------------------------------- -----------------------------
Bernard Spear                             Managing Director, CFO                         None
----------------------------------------- ---------------------------------------------- -----------------------------
Tweed Roosevelt                           Managing Director                              Self-employed marketing
                                                                                         consultant
----------------------------------------- ---------------------------------------------- -----------------------------

(h) Wertz York Capital Management Group, LLC ("W&Y"), 3434 Colwell Avenue, Suite 100, Tampa, Florida 33614, adviser to the Institutional Short-Term Government Bond Fund (The Core Fund), is a registered investment adviser.

     (i) W&Y has engaged in no other business during the past two fiscal years.

     (ii) See table below.

--------------------------------------- ---------------------------------------- -------------------------------------
Name                                    Position with Advisor                    Other Business
--------------------------------------- ---------------------------------------- -------------------------------------
Mitchell P. York                        Member                                   None
--------------------------------------- ---------------------------------------- -------------------------------------
Michael B. Wertz                        Member                                   None
--------------------------------------- ---------------------------------------- -------------------------------------

ITEM 27.  PRINCIPAL UNDERWRITERS

Unified Financial Securities, Inc.:
----------------------------------

(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust other than the Polynous Growth Fund. Unified Financial Securities, Inc. is also the underwriter for the American

Pension Investors Trust, AmeriPrime Funds, Ancora Funds, CCMI Funds, Eastern Point Advisors Funds Trust, Lindbergh Funds, Runkel Funds, the Sparrow Funds, TANAKA Funds, TrendStar Investment Trust, Unified Series Trust and Weldon Capital Funds.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc.:


---------------------------------------- -------------------------------------- --------------------------------------
          Name and Principal                     Positions and Offices                      Positions and
           Business Address                        with Underwriter                       Offices with Fund
---------------------------------------- -------------------------------------- --------------------------------------
Mark C. Lewis                            Vice President                         None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
Stephen D. Highsmith, Jr.                Director,   President   and   CEO   &  None
431 North Pennsylvania Street            Secretary
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
Thomas G. Napurano                       Executive Vice President and CFO       Treasurer
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
Lynn E. Wood                             Director and Chairman                  Chief Compliance Officer
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
Karyn E. Cunningham                      Controller                             None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------

(c) Not applicable.

Polynous Securities, LLC:
------------------------

(a) Polynous Securities, LLC is the principal underwriter of the Polynous Growth Fund ("Polynous Securities"). Kevin L. Wenck is an affiliate of Polynous Securities because he owns a majority interest in the company. Mr. Wenck is also the controlling shareholder of Polynous Capital Management, Inc., adviser to the Polynous Growth Fund. Polynous Securities currently acts as principal underwriter to no other registered investment companies.

(b) Information with respect to each member and officer of Polynous Securities is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-50805).

(c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by: the Registrant at 431 North Pennsylvania Street, Indianapolis, Indiana 46204; and/or by the Registrant's custodians, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and The Huntington National Bank, 41 South High Street, Columbus, Ohio 43215; and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

ITEM 29. MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

None.

ITEM 30.  UNDERTAKINGS

None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 28th day of January, 2005.

                                           AmeriPrime Advisors Trust



                                           By:  /s/ Donald S. Mendelsohn
                                              ----------------------------------
                                                Donald S. Mendelsohn
                                                Attorney-in Fact

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Stephen A. Little,* Trustee                *By:  /s/ Donald S. Mendelsohn
                                               ---------------------------------
Gary E. Hippenstiel,* Trustee                    Donald S. Mendelsohn,
Daniel Condon,* Trustee                          Attorney-in-Fact
Ronald C. Tritschler,* Trustee                   January 28, 2005




/s/ Anthony J. Ghoston                           January 27, 2005
-----------------------------------
Anthony J. Ghoston, President



/s/ Thomas G. Napurano
------------------------------------             January 26, 2005
Thomas G. Napurano Treasurer
and Chief Financial Officer

                                  EXHIBIT INDEX
                                  -------------


1.  Consent of Thompson Hine LLP.................................EX-99.23.i.ii
2.  Consent of Independent Public Accountant........................EX-99.23.j






<